NEW PROVIDENCE INVESTMENT TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (252) 972-9922


                                  July 21, 1999


VIA EDGAR
=========

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: New Providence Investment Trust (the "Trust"); (File Nos. 333-31359 and 811-08295) on behalf of the New Providence Capital Growth Fund and the Wisdom Fund, each a series of the Trust (collectively, the "Funds").



Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds that are currently in use do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, which was filed electronically on July 14, 1999.


Yours truly,


/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, New Providence Investment Trust



CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632